Balance Sheets - USD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
ASSETS
Cash and cash equivalents	$ 881,810	$ 314,835	$ 13,695,168	$ 2,587,165
U.S. Government securities, current, at amortized cost (which approximates market)	32,122,312	23,797,451
Accrued income receivable	2,339,060	1,956,091
Contract asset	56,357	99,264
Prepaid expenses	54,472	54,640
Current assets	35,454,011	26,222,281
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
Total fixed property	3	3
Total assets	35,454,014	26,222,284
LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS
Distribution payable	18,236,814	15,481,612
Accrued expenses	411,508	133,994
Total liabilities	18,648,322	15,615,606
Unallocated reserve	16,805,689	10,606,675
Trust corpus	3	3
Total liabilities, unallocated reserve and trust corpus	$ 35,454,014	$ 26,222,284